As filed with the U.S. Securities and Exchange Commission on August 9, 2019

Securities Act File No. 333-190813
Investment Company Act File No. 811-22880

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

☒    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐     Pre-Effective Amendment No. _________

☒     Post-Effective Amendment No.    17

and/or

☒     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒     Amendment No.            20

STEBEN ALTERNATIVE INVESTMENT FUNDS

Registrant Exact Name as Specified in Charter

9711 Washingtonian Boulevard, Suite 400
Gaithersburg, Maryland 20878

Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

Registrant’s Telephone Number, including Area Code: (240) 631-7600

Carl Serger c/o Steben & Company, Inc. 9711 Washingtonian Boulevard Suite 400 Gaithersburg, Maryland 20878 Name and Address of Agent for Service	Copies of Communications to: Pablo Man, Esq. K&L Gates LLP State Street Financial Center One Lincoln Street Boston, MA 02111-2950

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

☒     immediately upon filing pursuant to paragraph (b)

☐     on (date) pursuant to paragraph (b)

☐     60 days after filing pursuant to paragraph (a)

☐     on (date) pursuant to paragraph (a)

☐     75 days after filing pursuant to paragraph (a)(2)

☐     on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit in interactive data format exhibits containing risk/return summary information that is identical to the risk/return summary information contained in the Registrant’s form of prospectus filed with the U.S. Securities and Exchange Commission on July 26, 2019.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Steben Alternative Investment Funds certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 17 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Gaithersburg and State of Maryland, on the 9th day of August, 2019.

STEBEN ALTERNATIVE INVESTMENT FUNDS
By:	/s/ Kenneth E. Steben
Kenneth E. Steben
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 17 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Kenneth E. Steben	Trustee and Chief Executive Officer	August 9, 2019
Kenneth E. Steben

/s/ Andrew Putterman*	Trustee	August 9, 2019
Andrew Putterman

/s/ Mark E. Schwartz*	Trustee	August 9, 2019
Mark E. Schwartz

/s/ Carl Serger	Chief Financial Officer, Chief Compliance Officer,	August 9, 2019
Carl Serger	Secretary

* By /s/ Carl Serger
Carl Serger
(As Attorney-in-Fact)

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SIGNATURES

Steben Managed Futures Strategy Cayman Fund Ltd. has duly caused this Post-Effective Amendment No. 17 to the Registration Statement with respect only to information that specifically relates to the Steben Managed Futures Cayman Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Gaithersburg and State of Maryland, on the 9th day of August, 2019.

STEBEN MANAGED FUTURES CAYMAN FUND LTD.
By:	/s/ Kenneth E. Steben
Kenneth E. Steben
Chief Executive Officer

This Post-Effective Amendment No. 17 to the Registration Statement with respect only to information that specifically relates to the Steben Managed Futures Cayman Fund Ltd., has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Kenneth E. Steben	Director and Chief Executive Officer	August 9, 2019
Kenneth E. Steben

/s/ Andrew Putterman*	Director	August 9, 2019
Andrew Putterman

/s/ Mark E. Schwartz*	Director	August 9, 2019
Mark E. Schwartz

/s/ Carl Serger	Chief Financial Officer, Chief Compliance Officer,	August 9, 2019
Carl Serger	Secretary

* By /s/ Carl Serger
Carl Serger
(As Attorney-in-Fact)

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EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

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